SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue (note 17)	$ (4,091)
Cost of sales	1,358
Gross profit	(2,733)
Exploration and evaluation expenses (note 19)	15,108	$ 16,302
General and administrative expenses (note 18)	7,207	4,330
Depreciation (note 8)	154	106
Share based payments (note 23)	2,329	2,523
Interest and finance costs (note 20)	1,296	3,895
Foreign exchange loss	3,726	1,595
Other (gains) and losses (note 21)	(809)	(1,057)
LOSS FOR THE YEAR	26,278	27,694
Equipment (note 8)	7,635	710
Mineral properties and related construction	213,749	71,272
Exploration and evaluation properties	82,743	82,743
Total assets	364,895	239,195
Total liabilities	(180,478)	(78,614)
Mexico
Disclosure of geographical areas [line items]
Revenue (note 17)	(4,091)
Cost of sales	1,358
Gross profit	(2,733)
Exploration and evaluation expenses (note 19)	9,908	12,658
Depreciation (note 8)		34
Share based payments (note 23)	89
Interest and finance costs (note 20)	1,406	1,294
Foreign exchange loss	3,956	481
Other (gains) and losses (note 21)	(220)	(1,032)
LOSS FOR THE YEAR	12,406	13,435
Equipment (note 8)	7,466	463
Mineral properties and related construction	213,749	71,272
Total assets	267,403	82,781
Panama
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 19)	4,771	3,465
Depreciation (note 8)	36	22
Share based payments (note 23)	51
LOSS FOR THE YEAR	4,858	3,487
Equipment (note 8)	37	73
Exploration and evaluation properties	82,429	82,429
Total assets	83,162	83,260
USA
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 19)	366	136
LOSS FOR THE YEAR	366	136
Exploration and evaluation properties	314	314
Total assets	314	314
Canada
Disclosure of geographical areas [line items]
Exploration and evaluation expenses (note 19)	63	43
General and administrative expenses (note 18)	7,207	4,330
Depreciation (note 8)	118	50
Share based payments (note 23)	2,189	2,523
Interest and finance costs (note 20)	110	2,601
Foreign exchange loss	(230)	1,114
Other (gains) and losses (note 21)	(589)	(25)
LOSS FOR THE YEAR	8,648	10,636
Equipment (note 8)	132	174
Total assets	$ 14,016	$ 72,840